Deposits - Schedule of Deposits (Parenthetical) (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
PayPay Users' Money	¥ 212,179	¥ 170,030